Long-Term Debt	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	As at	As at
	June 30, 2020	December 31, 2019
	$	$
Revolving Credit Facility due 2024	235,000	341,132
Term Loan due 2021	86,681	221,729
Total principal	321,681	562,861
Less: unamortized discount and debt issuance costs	(8,743)	(3,182)
Total debt	312,938	559,679
Less: current portion	(27,549)	(43,573)
Non-current portion of long-term debt	285,389	516,106

As at June 30, 2020, the Company had one revolving credit facility (or the 2020 Revolver) (December 31, 2019 - two revolving facilities), which, as at such date, provided for aggregate borrowings of up to $485.6 million, of which $250.6 million was undrawn (December 31, 2019 - $371.5 million, of which $30.4 million was undrawn). Interest payments are based on LIBOR plus a margin. As at June 30, 2020, such margin was 2.40% (December 31, 2019 - ranged from 2.00% to 2.75%). The total amount available under the 2020 Revolver decreases by $47.2 million (remainder of 2020), $91.4 million (2021), $80.4 million (2022), $65.3 million (2023) and $201.3 million (2024). As at June 30, 2020, the Company also had one term loan outstanding (December 31, 2019: three), which totaled $86.7 million (December 31, 2019 - $221.7 million). Interest payments on the term loan are based on a combination of a fixed rate of 5.4% (December 31, 2019 - 5.4%) and a variable rate based on LIBOR plus a margin. As at June 30, 2020, the margin was 0.5% (December 31, 2019 - ranged from 0.3% to 2.0%). The term loan repayments are made in semi-annual payments. The term loan also has a balloon or bullet repayment due at maturity in 2021. The 2020 Revolver and term loan are further described below.

In January 2020, the Company entered into the 2020 Revolver, which is scheduled to mature in December 2024, and which had an outstanding balance of $235.0 million as at June 30, 2020. The 2020 Revolver was used to repay a portion of the $455.3 million previously outstanding under two previous revolving credit facilities of the Company, which were scheduled to mature in 2021 and 2022, and under two term loan facilities, which were scheduled to mature in 2020 and 2021. The 2020 Revolver is collateralized by 31 of the Company's vessels, together with other related security. The total net book value of these 31 vessels as at June 30, 2020 was $1,021.4 million. The 2020 Revolver requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As of June 30, 2020, the hull coverage ratio was 379%. The vessel values used in this ratio are appraised values provided by third parties. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5% of the Company's total consolidated debt and obligations related to finance leases.

The Company’s term loan, with a total outstanding balance of $86.7 million as at June 30, 2020 (December 31, 2019 - $221.7 million), which was scheduled to mature in 2021, was guaranteed by Teekay Corporation (or Teekay) and collateralized by four of the Company’s vessels, together with other related security. The term loan required Teekay and the Company collectively to maintain the greater of (a) free cash (cash and cash equivalents) of at least $100.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay's total consolidated debt and obligations related to finance leases (excluding the debt of Teekay LNG Partners L.P. (or TGP) and its subsidiaries). In August 2020, the Company refinanced the term loan facility (or the 2020 Term Loan) and replaced the guarantee from Teekay with a guarantee from five of the Company's wholly-owned subsidiaries. The 2020 Term Loan facility is scheduled to mature in 2023. The Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5% of the Company's total consolidated debt and obligations related to finance leases (note 18).

As of the date these unaudited consolidated financial statements were issued, the Company was in compliance with all covenants in respect of the 2020 Revolver and the 2020 Term Loan.
The weighted-average interest rate on the Company’s long-term debt as at June 30, 2020 was 3.0% (December 31, 2019 - 3.7%). This rate does not reflect the effect of the Company’s interest rate swap agreement (note 8).
The aggregate annual long-term principal repayments required to be made by the Company under the 2020 Revolver and the term loan subsequent to June 30, 2020, including the impact of the debt refinancing completed in August 2020, are $22.1 million (remainder of 2020), $11.2 million (2021), $11.2 million (2022), $75.9 million (2023) and $201.3 million (2024).